S000005594 [Member] Investment Risks - iMGP International Fund	Dec. 31, 2025
Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign Investment Risk. This is the risk that an investment in foreign (non‑U.S.) securities may cause the International Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.

Country Regional Risk [Member]
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Risk [Text Block]
•	Country/Regional Risk. This is the risk that world events – such as political upheaval, financial troubles, or natural disasters – will adversely affect the value of securities issued by companies in foreign countries or regions. Because the International Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the International Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is heightened in emerging markets.

Europe Investing Risk [Member]
Prospectus [Line Items]
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•	Europe Investing Risk. The International Fund may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the decision by the UK to withdraw from the EU (an event commonly known as “Brexit”). There continues to be uncertainty surrounding the ultimate impact of Brexit on the UK, the EU and the broader global economy. An exit by any member countries from the EU or the Economic and Monetary Union of the EU, or even the prospect of such an exit, could lead to increased volatility in European markets and negatively affect investments both in issuers in the exiting country and throughout Europe.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Currency Risk. This is the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the International Fund’s investments in foreign (non‑U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non‑U.S.) currencies.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Market Risk. The value of the International Fund’s shares will fluctuate based on the performance of the International Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the International Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the International Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, tariffs, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

Geopolitical Events Risk [Member]
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Risk [Text Block]
•	Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the International Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, trade disputes, supply chain disruptions, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, cybersecurity events, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

U S Trade Policy Risk [Member]
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•	U.S. Trade Policy Risk: The U.S. presidential administration has recently enacted significant new tariffs, and proposed to enact additional tariffs, on imports from certain countries. Additionally, there has been ongoing discussion and commentary regarding potential significant changes to U.S. trade policies, treaties and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S. Any of these factors could depress economic activity and restrict a portfolio company’s access to suppliers or customers and have a material adverse effect on its business, financial condition or operations, which in turn could negatively impact the International Fund.

Mid Sized Companies Risk [Member]
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•	Mid‑Size Companies Risk. Securities of companies with mid‑sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid‑sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid‑sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large‑cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Smaller Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Smaller Companies Risk. The International Fund may invest a portion of its assets in the securities of small- and mid‑sized companies. Securities of small- and mid‑cap companies are generally more volatile and less liquid than the securities of large‑cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

Multi Management Risk [Member]
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•	Multi-Management Risk. Because portions of the International Fund’s assets are managed by different portfolio managers using different styles, the International Fund could experience overlapping security transactions that could lead to unintended concentration in certain securities. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses and tax inefficiencies compared to using a single investment manager.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Active Management Risk. The International Fund is actively managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.

Large Shareholder Purchase and Redemption Risk [Member]
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Large Shareholder Purchase and Redemption Risk. The International Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the International Fund. Such large shareholder redemptions may cause the International Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the International Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the International Fund’s performance to the extent that the International Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the International Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the International Fund’s expense ratio.

Special Situations Risk [Member]
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Risk [Text Block]
•	Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments the International Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

Sector Weightings Risk [Member]
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•	Sector Weightings Risk. Although sector focus is not a principal strategy of the International Fund, the International Fund may from time to time emphasize investments in a particular sector as a result of the implementation of its principal investment strategies. To the extent that the International Fund emphasizes investments in a particular sector, the International Fund has the potential to be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the International Fund may potentially face more risks than if it were diversified broadly over numerous sectors.
¡	Technology Sector Risk. The International Fund may invest a significant portion of its assets in the technology sector. Technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.
¡	Financial Sector Risk. The International Fund may invest a significant portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

Investment Selection Risk [Member]
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•	Investment Selection Risk. The specific investments held in the International Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities. This risk may be greater for multi-manager funds compared to funds with a single manager.

Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the International Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the International Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the International Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Operational Risk [Member]
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•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or a sub‑advisor’s control, including instances at third parties. The International Fund, the Advisor and each sub‑advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Regulatory Risk [Member]
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•	Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the International Fund or that could adversely impact the Fund’s performance.

Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by the manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or that security’s value may decrease.

Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Emerging Markets Risk. This is the risk that the value of the International Fund’s emerging markets investments will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries. Investments in emerging market countries are subject to substantial risks due to, among other factors, different accounting standards and thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Securities Lending Risk: The Fund may engage in securities lending. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases. As a result, the value of the Fund shares may fall.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small‑and medium‑sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, it is possible to lose money on an investment in the International Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the International Fund is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance Corporation (FDIC).